UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
February 7, 2007




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     7343   141166 SH       SOLE
EMERSON ELECTRIC               COM              291011104     8065   142345 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207    12050     2550 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     7739    99280 SH       SOLE
HEWLETT PACK                   COM		428236103     7411   146825 SH       SOLE
GENERAL ELECTRIC               COM              369604103     6789   183163 SH       SOLE
ILL TOOL WORKS                 COM              452308109     7894   147450 SH       SOLE
LAB CORP AMERICA               COM              50540R409     7732   102375 SH       SOLE
MEDTRONIC INC                  COM              585066106     6489   129098 SH       SOLE
MICROSOFT                      COM              594918104     9218   258955 SH       SOLE
PATTERSON INC                  COM              703395103     7052   207740 SH       SOLE
GRAINGER                       COM              384802104     8676    99140 SH       SOLE
UNITED PAR SERVI               COM              911312106     3015    42635 SH       SOLE
NOKIA 		               COM              653902204     9019   234940 SH       SOLE
AUTO DATA PROC                 COM              053015103     5644   126760 SH       SOLE
BECTON DICKINSON               COM              075887109     5416    64807 SH       SOLE
PEPSICO INC                    COM              713448108     9859   129907 SH       SOLE
NIKE CL B                      COM              654106103     7787   121225 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     5528    75305 SH       SOLE
KINETIC  CONCEPTS              COM	        49460W208     3133    58050 SH       SOLE